RISK MANAGEMENT - Credit Portfolio Assessed Collectively and Individually (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost	$ 54,429.4	$ 176,881,841	$ 166,372,776	[2]
Impairment provision	$ 2,522.1	8,196,187	5,618,481	[2]	$ 4,261,444	$ 3,718,324
Total gross loan portfolio
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost		176,881,841	166,372,776
Commercial loans
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost		92,550,025	89,536,494
Impairment provision		3,937,449	2,659,322		1,814,944	1,679,229
Commercial loans | Total gross loan portfolio
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost		92,550,025	89,536,494
Consumer
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost		55,200,581	50,156,131
Impairment provision		3,442,311	2,456,791		2,022,825	1,679,147
Consumer | Total gross loan portfolio
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost		55,200,581	50,156,131
Mortgage
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost		17,279,362	15,103,533
Impairment provision		257,243	130,882		124,100	95,102
Mortgage | Total gross loan portfolio
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost		17,279,362	15,103,533
Microcredit
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost		425,697	409,688
Impairment provision		88,177	74,167		63,137	49,206
Microcredit | Total gross loan portfolio
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost		425,697	409,688
Financial Leasing
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost		11,426,176	11,166,930
Impairment provision		$ 471,007	297,319		$ 236,438	$ 215,640
Loans assessed individually
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost			55,357,759
Impairment provision			1,491,033
Loans assessed individually | Commercial loans
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost			49,846,935
Impairment provision			1,363,315
Loans assessed individually | Consumer
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost			51,768
Impairment provision			70
Loans assessed individually | Mortgage
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost			14,934
Impairment provision			781
Loans assessed individually | Financial Leasing
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost			5,444,122
Impairment provision			126,867
Loans assessed collectively
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost			111,015,017
Impairment provision			4,127,448
Loans assessed collectively | Commercial loans
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost			39,689,559
Impairment provision			1,296,007
Loans assessed collectively | Consumer
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost			50,104,363
Impairment provision			2,456,721
Loans assessed collectively | Mortgage
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost			15,088,599
Impairment provision			130,101
Loans assessed collectively | Microcredit
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost			409,688
Impairment provision			74,167
Loans assessed collectively | Financial Leasing
Disclosure of loans and receivables [Line Items]
Credit portfolio at amortized cost			5,722,808
Impairment provision			$ 170,452

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.